Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 382,517	₩ 329,580	₩ 834,146
Non-taxable income	(3,091)	(14,969)	(13,924)
Non-deductible expenses	15,725	24,679	15,329
Tax credit and tax reduction	(64,829)	(10,300)	(62,075)
Changes in unrecognized deferred taxes	14,354	21,057	(68,589)
Changes in tax rate	3,444	(42,307)	(36,193)
Income tax refund and others	(5,878)	(19,419)	(16,746)
Income tax expense	₩ 342,242	₩ 288,321	₩ 651,948